LICENSING AGREEMENTS (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 26, 2021	Apr. 30, 2020	Sep. 04, 2019	Sep. 04, 2018	May 31, 2021	Apr. 30, 2021	Apr. 30, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Contract with Customer, Liability											$ 165,000
Milestone achievement, description								the Company received an aggregate of $1,615,000 from OS Therapies upon achievement of the funding milestone set forth in the license agreement and recorded $1,615,000 in revenue.
Global BioPharma, Inc [Member] | License and Service [Member]
Revenue								$ 250,000		250,000	$ 250,000
OS Therapies [Member]
Contract with Customer, Liability										$ 164,653
OS Therapies [Member] | Within Five Business Days [Member]
Funding milestone payment				$ 2,337,500
Non-refundable and non-creditable payment				1,550,000
OS Therapies [Member] | Creditable [Member]
Non-refundable and non-creditable payment				$ 1,550,000
Development, License and Supply Agreement [Member] | OS Therapies [Member]
Revenue	$ 1,375,000	$ 1,375,000	$ 25,000				$ 25,000
Funding milestone payment					$ 2,337,500		$ 1,550,000		$ 1,615,000
Upfront payment									$ 1,615,000
Funding for milestone payment						$ 1,375,000